Risk management - Schedule of Financial Instruments Outstanding (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($) MWh MMcf bbl
Disclosure of detailed information about financial instruments [line items]
Financial Assets, at fair value | $	$ 11.8
January - March 2024 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	32,749
Financial instruments, remaining term, description	January - March 2024
Financial instruments price	3.35
Financial Assets, at fair value | $	$ 4.1
April 2024 - October 2024 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	43,365
Financial instruments, remaining term, description	April 2024 - October 2024
Financial instruments price	2.52
Financial Assets, at fair value | $	$ 6.4
November 2024 - March 2025 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	14,929
Financial instruments, remaining term, description	November 2024 - March 2025
Financial instruments price	3.74
Financial Assets, at fair value | $	$ 1.4
November 2024 - March 2025 | AECO Collar [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	4,976
Financial instruments, remaining term, description	November 2024 - March 2025
Financial Assets, at fair value | $	$ 0.4
November 2024 - March 2025 | AECO Collar [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments price	3.43
November 2024 - March 2025 | AECO Collar [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments price	4.11
January - December 2024 | Power Swap [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | MWh	144
Financial instruments, remaining term, description	January - December 2024
Financial instruments price | MWh	92.83
Financial Assets, at fair value | $	$ (0.5)
Oil [member] | WCS Differential [Member] | April 2024 - June 2024
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | bbl	750
Financial instruments, remaining term, description	April 2024 - June 2024
Financial instruments price | bbl	18.8